GSMBS 2025-RPL3

Opus Capital Markets Consultants, LLC Executive Narrative

Opus Capital Markets Consultants, LLC
300 Tri-State International | Suite 320
Lincolnshire, IL 60069
224.632.1300 | www.opuscmc.com

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Executive Narrative

June 4, 2025

Performed by
Opus Capital Markets Consultants, LLC

For
Goldman Sachs Mortgage Company

The report summarizes the results of a due diligence review performed on a pool of 182 loans, of which were purchased by Goldman Sachs Mortgage Company (“Customer”) from originators (the “Originator”) who were previous clients of Opus Capital Markets Consultants, LLC (“Consultant”) under a reliance letter, and for which the Originators provided Consultant with a data tape, from which, in each case, 100% of the loan population was chosen and loaded into the OpusFirst underwriting software. Consultant performed a detailed compliance only review.

The compliance only loans were underwritten in accordance with the lender guidelines in terms of Exhibit A.

EXHIBIT A

 COMPLIANCE REVIEW SCOPE

Each mortgage loan file was tested for compliance with the federal Truth in Lending Act (“TILA”), as well as federal, state and local anti-predatory lending statutes.  An overview of the federal, state and local lending laws tested is listed below.

The Section 32/HOEPA review included, but was not limited to, the following:

•	Rate test
•	HPML test, if applicable
•	Points and Fees test
•	Review of Section 32 disclosure for accuracy (i.e. payment stream, highest payment scenario; dates disclosed, dates acknowledged)
•	Review and confirmation of documentation type (i.e. full, stated, no ratio)
•	Review for evidence of prepayment penalty
•	Verification of Debt to Income conformity, when necessary.

The Federal Truth in Lending Act/Regulation Z review includes, but is not limited to:

•
A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel form, if applicable. A review of the final TIL with a report outlining any TILA violations.  Re-calculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, payment stream(s), recalculation of disclosed APR, and a review to ensure disclosure differences are within the allowed tolerances. A review of the Notice of Right to Cancel:  verification of the transaction date and expiration date, ensures proper execution of the Notice of Right to Cancel by all required parties verifies the disbursement date and determines if a full 3-day rescission period was adequately provided to the borrower(s).

The fee entry process was performed utilizing a hierarchy approach based upon documents available within the loan file.  The ideal loan file included a Final HUD-1, of which the fees directly from this document would be used

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within Compliance testing.  In the event a Final HUD-1 was not present in the file, a finding was raised for the missing document and alternative documentation was sought for fee entry.  The alternative documentation would have been utilized based on the following order of importance:

i)	Final HUD-1 that is missing signature and/or not stamped true/certified;

ii)	Estimated HUD-1; or

iii)	Title Company Closing Statement.

High Cost - State & Local Anti-Predatory Regulations: In addition to federal thresholds, the Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW:

➢	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
➢	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
➢	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).
➢	Colorado Consumer Credit Code, Colo. Rev. Stat. 5-1-101 et seq.
➢	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
➢	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
➢	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.
➢	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)
➢	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
➢	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq.
➢	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).
➢	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
➢	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
➢	Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.
➢
Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. § 16a-1-101 et seq. 16. Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).

➢	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).
➢
Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).

➢	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
➢	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
➢	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.

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➢	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
➢	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.
➢	Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.
➢	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.
➢	New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).
➢	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
➢	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).[1]
➢
North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).

➢	Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.
➢	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
➢	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
➢	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
➢	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
➢	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.
➢	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
➢	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq
➢	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
➢	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq. [2]
➢	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
➢	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
➢	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
➢	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
➢	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
➢	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
➢	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.
➢	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.
➢	Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq.

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Tape Discrepancies

Data Element	Count	Accuracy
Amortizaton Term	26	85.71%
Application Date	2	98.90%
Appraised Value	8	95.60%
CLTV	9	95.05%
Disbursement Date	5	97.25%
Doc Type	8	95.60%
First Change Date	3	98.35%
First Payment Date	93	48.90%
Interest Rate	11	93.96%
Loan Purpose	24	86.81%
Loan Term	26	85.71%
Loan Type	4	97.80%
LTV	28	84.62%
Maturity Date	114	37.36%
Note Date	46	74.73%
Occupancy	1	99.45%
Original Balance	2	98.90%
Original Payment	14	92.31%
Prepayment Penalty	14	92.31%
Property Address	7	96.15%
Property City	3	98.35%
Sales Price	1	99.45%
Self Employed	5	97.25%
Zip Code	3	98.35%
Total Loan Population	182

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Loan Grading Definitions

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated June 3, 2025.

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Compliance Grade Summary
DBRS, Fitch, Kroll, S&P and Moody’s NRSRO Grade	# of Loans	% of Loans
A	25	13.74%
B	92	50.55%
C	2	1.09%
D	63	34.62%

Loans Reviewed (182 Loans)

1001095391 / 20363198	1001095993 / 23043315	1001095062 / 2840106
1001095605 / 17801309	1001096078 / 23043320	1001095108 / 16450975
1001095417 / 16798509	1001095978 / 23043307	1001095132 / 17994492
1001095334 / 14149926	1001095274 / 11096856	1001095952 / 18068734
1001095695 / 14854004	1001096045 / 23043490	1001096043 / 16795389
1001094937 / 20346185	1001095930 / 16795981	1001094987 / 19032424
1001095862 / 12819447	1001095829 / 9920489	1001095514 / 8350175
1001095807 / 20090163	1001096018 / 19464759	1001095049 / 938373
1001095652 / 19661347	1001095425 / 16332074	1001095433 / 16115230
1001095968 / 23043550	1001094830 / 20076204	1001095669 / 6750145
1001096038 / 9804505130	1001095436 / 13788641	1001095099 / 19962539
1001095128 / 10868412	1001095604 / 16742702	1001095885 / 9803643213
1001095506 / 482975398	1001095504 / 16278418	1001095886 / 23052499
1001095231 / 871289916	1001095945 / 16521544	1001095342 / 9803734194
1001095973 / 23043019	1001094876 / 12186383	1001094843 / 9803757856
1001096074 / 23043024	1001096077 / 20590105	1001096081 / 19697937
1001096053 / 23043016	1001096059 / 17105065	1001096048 / 13368501
1001095607 / 17540659	1001094897 / 20281671	1001096084 / 23043278
1001095034 / 873454226	1001094855 / 19668821	1001094927 / 8981052
1001095088 / 871890327	1001094868 / 13903422	1001095212 / 19403757
1001094900 / 16794486	1001096001 / 23043276	1001095537 / 12616090
1001095018 / 9803592915	1001095135 / 17419110	1001094878 / 8762486
1001095142 / 9156126	1001095289 / 19027705	1001094964 / 19519529
1001095205 / 17777723	1001095152 / 16323636	1001095803 / 2137388
1001095064 / 23053357	1001095195 / 17238502	1001095345 / 10479806
1001095868 / 12240735	1001095533 / 17286725	1001094835 / 9948522
1001095964 / 23043507	1001095801 / 18040154	1001095944 / 23043488

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1001095851 / 7430218	1001095513 / 23052477	1001095931 / 9803598466
1001095640 / 483209771	1001094918 / 15203474	1001095985 / 5453877
1001096061 / 23043750	1001094975 / 19194869	1001095917 / 4455603
1001099315 / 418742738	1001099366 / 418822471	1001099043 / 418349304
1001098799 / 418742822	1001095860 / 418351323	1001099058 / 418346488
1001098802 / 418823003	1001095875 / 418349889	1001099080 / 418822972
1001098812 / 418351288	1001098373 / 418352042	1001099099 / 418350629
1001098837 / 418742796	1001098380 / 418352170	1001099105 / 418349058
1001098854 / 417962087	1001098383 / 418743235	1001099106 / 418743437
1001098855 / 418346829	1001098388 / 418348166	1001099153 / 418348593
1001098890 / 418742699	1001098397 / 418822322	1001099161 / 418349636
1001098907 / 418346673	1001098405 / 418348488	1001099172 / 418349464
1001098919 / 418823110	1001098414 / 418689741	1001099208 / 418742694
1001098928 / 418743223	1001098450 / 418351185	1001099248 / 418823001
1001098940 / 418348437	1001098483 / 418822340	1001099249 / 418743572
1001098985 / 418347839	1001098484 / 418347915	1001099266 / 418349211
1001099013 / 418352296	1001098486 / 418742291	1001099271 / 418349121
1001099019 / 417969623	1001098499 / 418347432	1001099297 / 418349989
1001099307 / 418823296	1001098786 / 418743732	1001098754 / 418350961
1001095119 / 14242358	1001095361 / 417962210	1001098539 / 418350486
1001095287 / 10810935	1001095374 / 418348571	1001098551 / 418689387
1001095819 / 9803617258	1001095440 / 418821774	1001098561 / 418821807
1001095967 / 23043112	1001095452 / 418350066	1001098563 / 418352114
1001094916 / 10811305	1001095476 / 418349599	1001098580 / 417961139
1001157955 / 17465047	1001095483 / 418821736	1001098592 / 418742289
1001099145 / 418349029	1001095511 / 418689664	1001098594 / 418346390
1001095115 / 418347617	1001095523 / 417960875	1001098624 / 418351988
1001095146 / 418347464	1001095590 / 418347421	1001098629 / 418689610
1001095193 / 417960439	1001095618 / 418728690	1001098701 / 418742730
1001095264 / 418348872	1001095637 / 418350028	1001098715 / 418346481
1001095270 / 418352009	1001095680 / 418821788	1001098730 / 418347081
1001095306 / 418822584	1001095705 / 418728701	1001098739 / 418351964
1001095307 / 418345407	1001095716 / 418822298	1001098740 / 417961171
1001095332 / 417962530	1001095854 / 418350089

                         If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com

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